Provision for judicial liabilities - Possible losses - Tax and social securities (Details) - Possible losses - Tax contingent liability	1 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2025 BRL (R$) item	Dec. 31, 2024 BRL (R$) item
Disclosure of other provisions [line items]
Number of Lawsuits | item		631	673
Possible losses for which no provision was recorded		R$ 10,417,734	R$ 9,837,082
Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		1,861,899	1,688,690
Income tax assessment - IRPJ/CSLL: This is an administrative proceeding initiated in October 2023 [Member]
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		1,008,823	920,628
Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		931,979	875,466
Tax assessment - Corporate Income Tax and Social Contribution
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		663,188	609,548
PIS/COFINS - Goods and services - 2009 to 2011
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		213,286	201,199
Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE")
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		159,012	150,869
Offsetting - IRRF - period 2000
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		130,895	125,489
IRPJ/CSLL partial approval of offset of 1997 tax loss
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		128,393	122,319
Tax Loss Offset Approved By Tax Authorities	R$ 83,000
Difference in Tax loss and Amount Owned To Tax Authorities	R$ 51,000
Income tax assessment - IRPJ/CSLL Administrative process requiring the collection of IRPJ and CSLL for the 2015 calendar year
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		121,327	112,168
IRPJ/CSLL partial approval of offset of 2000 tax loss
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		105,556	101,654
Tax enforcement action -ICMS – Credits – Period 05/2014 to 12/2014
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded		R$ 118,867	R$ 98,197